Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Stock based incentive plan, shares issued	215,500	292,000
Treasury Stock, Shares, Acquired	19,352	21,300